Total operating costs - Employee Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Wages and salaries	€ 1,841	€ 1,769	€ 1,544
Social security costs	339	316	302
Pension and other employee benefits	253	233	170
Total employee costs	€ 2,433	€ 2,318	€ 2,016